Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Semiconductors Portfolio
May 31, 2026
ELE-NPRT1-0726
1.802167.122
Common Stocks - 96.5%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	2,531,878	4,025,686
ISRAEL - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Nova Ltd (b)(e)(g)	1,928,080	968,532,426
JAPAN - 2.8%
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
Allegro MicroSystems Inc (b)(e)(g)	16,739,387	801,314,456
Kioxia Holdings Corp (b)	1,576,100	651,657,206

TOTAL JAPAN		1,452,971,662
NETHERLANDS - 10.4%
Information Technology - 10.4%
Semiconductors & Semiconductor Equipment - 10.4%
ASML Holding NV depository receipt	1,463,593	2,360,424,247
NXP Semiconductors NV	9,281,003	2,982,450,314

TOTAL NETHERLANDS		5,342,874,561
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	449,923	124,570,181
UNITED STATES - 81.2%
Information Technology - 81.2%
Electronic Equipment, Instruments & Components - 1.4%
Aeva Technologies Inc (b)(g)	219,560	6,187,201
Coherent Corp (b)	1,986,062	717,901,831
		724,089,032
Semiconductors & Semiconductor Equipment - 76.0%
Alpha & Omega Semiconductor Ltd (b)	513,296	23,277,974
ARM Holdings PLC ADR (b)	1,943,242	686,527,966
Astera Labs Inc (b)	7,469,510	2,560,921,504
Broadcom Inc	14,924,217	6,667,692,429
Cerebras Systems Inc Class A (b)(g)	881,246	208,846,490
Cerebras Systems Inc Class B (f)	742,098	175,869,805
Credo Technology Group Holding Ltd (b)	442,385	104,416,132
Entegris Inc	1,605,218	222,788,206
GlobalFoundries Inc (b)(e)	30,420,784	2,432,750,096
Impinj Inc (b)(g)	1,122,366	169,477,266
KLA Corp	199,600	383,573,316
Lam Research Corp	5,295,979	1,685,074,598
MACOM Technology Solutions Holdings Inc (b)(e)	3,836,864	1,399,074,089
Marvell Technology Inc	19,632,714	4,024,706,370
Micron Technology Inc	1,633,170	1,585,808,070
Monolithic Power Systems Inc	1,629,686	2,552,430,510
NVIDIA Corp	53,786,380	11,356,456,273
ON Semiconductor Corp (b)(e)	21,218,761	2,559,406,952
Synaptics Inc (b)(g)	1,366,828	187,638,148
Wolfspeed Inc	5,820	345,009
		38,987,081,203
Software - 0.0%
Celestial AI Inc (c)(d)	833,457	25,004
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	833,457	3,183,806
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	833,457	1,791,933
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	833,457	383,390
Celestial AI Inc escrow shares (c)(d)	833,457	8
		5,384,141
Technology Hardware, Storage & Peripherals - 3.8%
Sandisk Corp/DE (b)	178,200	302,045,436
Western Digital Corp	3,084,742	1,638,645,798
		1,940,691,234
TOTAL UNITED STATES		41,657,245,610
TOTAL COMMON STOCKS (Cost $20,615,147,874)		49,550,220,126

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d) (Cost $3,158,000)	3,158,000	3,221,159

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	144,600	11,703,924
ISRAEL - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Element Labs Inc Series A (b)(c)(d)	1,368,700	32,137,076
Element Labs Inc Series B (c)(d)	585,300	14,129,142
Element Labs Inc Series C (c)(d)	4,044,100	111,900,247
TOTAL INDUSTRIALS		158,166,465
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series G (c)(d)	681,600	11,423,616
TOTAL ISRAEL		169,590,081
NETHERLANDS - 0.1%
Information Technology - 0.1%
Software - 0.1%
Nearfield Instruments Series D (c)(d)	10,315	72,289,062
UNITED STATES - 0.5%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	85,500	1,205,550
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	17,041	1,221,328
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	149,736	11,324,534
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	8,522	623,470
TOTAL FINANCIALS		14,374,882
Industrials - 0.1%
Electrical Equipment - 0.1%
Empower Semiconductor Inc Series D (c)(d)	1,632,993	37,215,910
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Frore Systems Inc Series C (b)(c)(d)	1,078,255	31,010,614
Frore Systems Inc Series D (c)(d)	1,488,952	49,671,439
Menlo Microsystems Inc Series C (b)(c)(d)	739,500	406,725
Menlo Microsystems Inc Series C-1 (c)(d)	7,540,400	8,280,113
		89,368,891
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)(d)	444,283	14,719,096
Alif Semiconductor Series D (b)(c)(d)	322,100	11,170,428
Danger Devices Inc Series B (b)(c)(d)	7,867,300	7,237,916
Retym Inc Series C (b)(c)(d)	458,946	5,589,962
Retym Inc Series D (b)(c)(d)	113,854	1,448,223
SiMa Technologies Inc Series B (b)(c)(d)	309,900	2,274,666
SiMa Technologies Inc Series B1 (b)(c)(d)	163,147	1,352,489
		43,792,780
Software - 0.0%
Density AI Inc (c)(d)	3,894,400	6,776,256
Lyte AI Inc Series B (b)(c)(d)	246,000	2,831,460
		9,607,716
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	271,273	17,063,072
Lightmatter Inc Series C2 (b)(c)(d)	42,610	2,737,692
Lightmatter Inc Series D (b)(c)(d)	166,400	13,075,712
		32,876,476
TOTAL INFORMATION TECHNOLOGY		175,645,863
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	189,999	6,437,166
TOTAL UNITED STATES		233,673,821
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $382,633,834)		487,256,888

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(h)	12,538,822	12,508,729
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	515,301	859,344
SiMa Technologies Inc 7.5% 12/31/2027 (c)(d)	3,677,300	5,582,203

TOTAL UNITED STATES		6,441,547
TOTAL PREFERRED SECURITIES (Cost $16,731,423)		18,950,276

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.67	1,242,487,656	1,242,736,154
Fidelity Securities Lending Cash Central Fund (i)(j)	3.67	180,186,233	180,204,251
TOTAL MONEY MARKET FUNDS (Cost $1,422,940,405)			1,422,940,405

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $22,440,611,536)	51,482,588,854
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(89,487,052)
NET ASSETS - 100.0%	51,393,101,802

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $518,838,150 or 1.0% of net assets.

(e)	Affiliated company.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $175,869,805 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $80,341,562.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	1,091,048

Alif Semiconductor Series C	3/8/2022	9,018,296

Alif Semiconductor Series D	4/11/2025	8,702,208

Celestial AI Inc	2/25/2025	21,426

Celestial AI Inc (Milestone 1) rights	2/25/2025	1,734,506

Celestial AI Inc (Milestone 2) rights	2/25/2025	1,332,763

Celestial AI Inc (Milestone 3) rights	2/25/2025	388,988

Celestial AI Inc escrow shares	2/25/2025	0

Danger Devices Inc Series B	3/5/2025	7,084,504

Density AI Inc	12/5/2025	5,802,598

Diamond Foundry Inc Series C	3/15/2021	4,559,976

Element Labs Inc Series A	2/11/2025	5,048,584

Element Labs Inc Series B	6/27/2025	5,138,290

Element Labs Inc Series C	4/16/2026	112,192,231

Empower Semiconductor Inc Series D	6/27/2025	13,106,075

Frore Systems Inc Series C	5/10/2024	17,327,990

Frore Systems Inc Series D	2/26/2026	49,920,541

Lightmatter Inc Series C1	5/19/2023	4,464,286

Lightmatter Inc Series C2	12/18/2023	1,107,936

Lightmatter Inc Series D	10/11/2024	13,350,355

Lyte AI Inc Series B	8/13/2024	3,120,780

Menlo Microsystems Inc Series C	2/9/2022	980,207

Menlo Microsystems Inc Series C-1	4/17/2026	8,280,113

Nearfield Instruments Series D	5/22/2026	71,932,699

Retym Inc Series C	5/17/2023 - 6/20/2023	3,571,426

Retym Inc Series D	1/29/2025	1,205,372

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	515,301

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	3,677,300

SiMa Technologies Inc Series B	5/10/2021	1,588,981

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,156,859

Taalas Inc 0%	12/23/2025	12,538,822

Taalas Inc Series B	2/19/2025	7,940,478

Taalas Inc warrants	12/23/2025	2,531,878

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	3,158,000

Tenstorrent Holdings Inc Series C1	4/23/2021	1,013,198

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	11,803,157

Tenstorrent Holdings Inc Series D2	7/17/2024	647,502

Xsight Labs Ltd Series G	5/7/2026	11,478,144

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	522,351,099	5,407,347,834	4,686,962,779	4,158,191	-	-	1,242,736,154	1,242,487,656	1.9%
Fidelity Securities Lending Cash Central Fund	3,079,804	288,393,277	111,268,830	29,848	-	-	180,204,251	180,186,233	0.5%
Total	525,430,903	5,695,741,111	4,798,231,609	4,188,039	-	-	1,422,940,405

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Allegro MicroSystems Inc	597,707,596	14,062,001	-	-	-	189,544,859	801,314,456	16,739,387
GlobalFoundries Inc	1,304,421,699	374,740,061	272,298,120	-	82,138,264	943,748,192	2,432,750,096	30,420,784
MACOM Technology Solutions Holdings Inc	780,378,092	201,475,211	-	-	-	417,220,786	1,399,074,089	3,836,864
Nova Ltd	846,157,189	-	-	-	-	122,375,237	968,532,426	1,928,080
ON Semiconductor Corp	1,610,485,180	195,716,940	586,208,262	-	211,169,636	1,128,243,458	2,559,406,952	21,218,761
Total	5,139,149,756	785,994,213	858,506,382	-	293,307,900	2,801,132,532	8,161,078,019

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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